Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2018
Net fee and commission income (Tables) [Abstract]
Net fee and commission income

7.    Net fee and commission income

	R$ thousand
	Years ended December 31
	2018	2017	2016
Fee and commission income
Credit cards	6,951,609	6,848,855	6,251,963
Current accounts	7,165,667	6,652,711	6,030,640
Collections	1,982,037	1,965,601	1,777,515
Guarantees	1,463,423	1,570,522	1,438,409
Asset management	1,525,280	1,463,469	1,079,653
Consortium management	1,683,942	1,526,660	1,278,753
Custody and brokerage services	916,083	754,966	618,750
Underwriting/ Financial Advisory Services	815,242	801,219	733,530
Payments	448,416	409,267	373,639
Other	879,891	755,558	758,199
Total	23,831,590	22,748,828	20,341,051